Long-Term Debt - Additional Information (Details) - USD ($)						12 Months Ended
	Sep. 30, 2020	Mar. 27, 2020	Dec. 13, 2019	Dec. 09, 2019	Nov. 25, 2019	Dec. 31, 2020	May 19, 2021	Nov. 25, 2020	Aug. 28, 2020	Feb. 28, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Senior credit facility amount						$ 0
Credit facility, debt discount						$ 2,153,000					$ 2,437,000
Debt instrument interest percentage						6.00%
Debt instrument increasing interest rate of each successive anniversary						1.00%
Principal amount outstanding						$ 97,907,000
Class A Common Stock
Debt Instrument [Line Items]
Common stock, par value						$ 0.01					$ 0.01
Emmis
Debt Instrument [Line Items]
Principal amount outstanding						$ 5,535,000
Convertible Promissory Note | Emmis
Debt Instrument [Line Items]
Principal amount outstanding						5,500,000
SG Broadcasting
Debt Instrument [Line Items]
Principal amount outstanding						21,400,000
SG Broadcasting | Promissory Note
Debt Instrument [Line Items]
Senior credit facility amount	$ 0				$ 0
Debt instrument face amount					$ 6,250,000
Debt instrument interest percentage	6.00%				6.00%
Debt instrument increasing interest rate of second anniversary	1.00%				1.00%
Debt instrument increasing interest rate of each successive anniversary	1.00%				1.00%
Debt instrument maturity date	May 25, 2025				May 25, 2025
Debt instrument interest paid in kind added to principal amount								$ 1,100,000
Additional loan for working capital	$ 300,000	$ 3,000,000							$ 8,700,000	$ 2,000,000
Principal amount outstanding		3,000,000				21,100,000
Maximum percentage of common stock issuable upon conversion of promissory note	19.90%
Maximum percentage of voting power upon conversion of promissory note	19.90%
SG Broadcasting | Promissory Note | Class A Common Stock
Debt Instrument [Line Items]
Common stock, par value	$ 0.01
SG Broadcasting | Promissory Note | Maximum
Debt Instrument [Line Items]
Debt instrument face amount		$ 20,000,000			$ 6,300,000					10,300,000
SG Broadcasting | Convertible Promissory Note | Emmis
Debt Instrument [Line Items]
Senior credit facility amount					0
Debt instrument face amount					$ 5,000,000	5,500,000
Debt instrument interest percentage					6.00%
Additional payment of interest in kind					1.00%
Debt instrument increasing interest rate of second anniversary					1.00%
Debt instrument increasing interest rate of each successive anniversary					1.00%
Debt instrument maturity date					Nov. 25, 2024
Debt instrument interest paid in kind added to principal amount								$ 500,000
Senior Credit Facility
Debt Instrument [Line Items]
Debt instrument, amount of amendment fee added to principal amount									$ 100,000
Principal amount outstanding						70,972,000
Senior Credit Facility | SG Broadcasting
Debt Instrument [Line Items]
Percentage of fixed charge coverage ratio		1.00%
Minimum liquidity amount		$ 1,000,000
Debt instrument, amount of amendment fee added to principal amount		$ 200,000
Additional loan for working capital							$ 3,000,000
Senior Credit Facility | SG Broadcasting | Promissory Note | Maximum
Debt Instrument [Line Items]
Debt instrument face amount										$ 10,300,000
Senior Credit Facility | FMG Valdosta, LLC and FMG Kentucky, LLC | SG Broadcasting
Debt Instrument [Line Items]
Net proceeds from senior credit facility				$ 22,600,000
Credit facility, debt discount				$ 800,000
GACP Finance Co., LLC | Senior Credit Facility
Debt Instrument [Line Items]
Senior credit facility amount					$ 50,000,000
Debt instrument, term					5 years
Additional borrowing					$ 25,000,000	$ 2,200,000
Credit facility, payment terms						The Senior Credit Facility requires interest payments on the first business day of each calendar month, and quarterly payments on the principal in an amount equal to one and one quarter percent of the initial aggregate principal amount are due on the last day of each calendar quarter.
Minimum liquidity amount, year one					2,000,000
Minimum liquidity amount, year two					2,500,000
Minimum liquidity amount, thereafter					3,000
Debt instrument effective interest rate						10.30%
GACP Finance Co., LLC | Senior Credit Facility | SG Broadcasting
Debt Instrument [Line Items]
Net proceeds from senior credit facility					48,300,000
Credit facility, debt discount					$ 1,700,000
GACP Finance Co., LLC | Senior Credit Facility | FMG Valdosta, LLC and FMG Kentucky, LLC
Debt Instrument [Line Items]
Net proceeds from senior credit facility			$ 22,600,000
Credit facility, debt discount			800,000
Remaining available borrowings capacity			$ 23,400,000
LIBOR | GACP Finance Co., LLC | Senior Credit Facility
Debt Instrument [Line Items]
Interest rate of borrowing					7.50%
LIBOR Floor | GACP Finance Co., LLC | Senior Credit Facility
Debt Instrument [Line Items]
Interest rate of borrowing					2.00%